Summary of Significant Accounting Policies (Tables)	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of calculation of basic and diluted net income (loss) per common share
	Three Months Ended June 30,		Six Months Ended June 30, 2021	For the Period From March 6, 2020 (inception) through June 30, 2020
	2021	2020
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$11,723	$—	$72,356	$—
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	(11,723)	—	(72,356)
Redeemable Net Earnings	$—	$—	$—	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	35,000,000	35,000,000	35,000,000	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$0.00	$0.00	$0.00	$0.00

Non-Redeemable Class B Common Stock
Numerator: Net (Loss) Income minus Redeemable Net Earnings
Net (Loss) Income	$(6,901,837)	$(1,619,103)	$28,947,974	$(1,620,103)
Non-Redeemable Net (Loss) Income	$(6,901,837)	$(1,619,103)	$28,947,974	$(1,620,103)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted(1)	8,750,000	8,750,000	8,750,000	8,750,000
(Loss) Income /Basic and Diluted Non-Redeemable Class B Common Stock	$(0.79)	$(0.19)	$3.30	$(0.19)

(1)      For the three and six months ended June 30, 2021, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the stockholders.

	For the Period From March 6, 2020 (inception) Through December 31, 2020
	As Previously Report	Adjustments	As Restated
Redeemable Class A Common Stock
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	219,337	—	219,337
Income and Franchise Tax	(176,040)		(176,040)
Net Earnings	43,297	—	43,297
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	35,000,000	—	35,000,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	0.00	—	0.00
Non-Redeemable Class B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	(408,237)	(38,860,942)	(39,269,179)
Redeemable Net Earnings	(43,297)	—	(43,297)
Non-Redeemable Net Loss	(451,534)	(38,860,942)	(39,312,476)
Denominator: Weighted Average Non-Redeemable Class B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	8,750,000	—	8,750,000
Loss/Basic and Diluted Non-Redeemable Class B Common Stock	(0.05)	(4.44)	(4.49)